MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Debt Securities, Available-for-sale
The following is a summary of the Company’s available for sale securities as of the dates indicated:

	As of September 30, 2022
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Marketable Securities:
Debt securities:
Corporate bonds	$150	$—	$—	$150
Municipal bonds	270	—	(1)	269
Total	$420	$—	$(1)	$419

	As of December 31, 2021
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Marketable Securities:
Debt securities:
Corporate bonds	$1,153	$—	$(1)	$1,152
Municipal bonds	2,657	—	(1)	2,656
Total	$3,810	$—	$(2)	$3,808

The following is a summary of the Company’s available-for-sale securities as of the dates indicated:

	As of December 31, 2021
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Marketable Securities:
Debt securities:
Corporate bonds	$1,153	$—	$(1)	$1,152
Municipal bonds	2,657	—	(1)	2,656
Total	$3,810	$—	$(2)	$3,808
All of the Company’s investments in marketable debt securities are accounted for as available-for-sale securities and have contractual maturity dates of one year or less.

Schedule of Activity for the Liability Measured at Estimated Fair Value Using Unobservable Inputs
The following table presents the changes is the fair value of the Level 3 liability:

Warrant Liability
Fair value as of December 31, 2021	$—
Initial measurement on May 17, 2022	1,288
Warrant conversion	(573)
Change in valuation	(490)
Balance as of September 30, 2022	$225

The following table presents the activity for the liability measured at estimated fair value using unobservable inputs for the year ended December 31, 2021:

Beginning balance, January 1, 2021	$—
Additions during the year ended December 31, 2021	89
Transfer out of Level 3	89
Balance at December 31, 2021	$—